Deferred income	6 Months Ended
Jun. 30, 2023
Deferred income
Deferred income

10. Deferred income
The following table summarizes details of deferred income at June 30, 2023 and December 31, 2022. The nature of the deferred income is described in Note 12.

	June 30,	December 31,
	2023	2022
	€1,000	€1,000

Eli Lilly up-front payment and equity consideration: current portion	13,137	5,641
Eli Lilly up-front payment and equity consideration: non-current portion	56,239	65,569
Total deferred income	69,376	71,210